Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 34,746,512	$ 23,090,940	$ 68,361,993	$ 53,503,793	$ 128,032,397	$ 53,343,310
Cost of revenue (includes amortization for developed technology and platform development for 2020 and 2019 of $8,550,952 and $6,191,965, respectively)	23,595,819	24,874,179	51,804,191	51,613,012	103,063,445	47,301,175
Gross profit	11,150,693	(1,783,239)	16,557,802	1,890,781	24,968,952	6,042,135
Operating expenses
Selling and marketing	14,881,455	8,409,343	32,410,164	17,769,281	43,589,239	12,789,056
General and administrative	15,567,647	7,270,511	21,206,477	17,680,716	36,007,238	29,511,204
Depreciation and amortization	3,963,332	4,127,126	7,926,566	8,223,806	16,280,475	4,551,372
Total operating expenses	34,412,434	19,806,980	61,543,207	43,673,803	95,876,952	46,851,632
Loss from operations	(23,261,741)	(21,590,219)	(44,985,405)	(41,783,022)	(70,908,000)	(40,809,497)
Other (expenses) income
Change in valuation of warrant derivative liabilities	360,093	243,276	(304,943)	382,495	496,305	(1,015,151)
Change in valuation of embedded derivative liabilities		2,922,000		4,543,000	2,571,004	(5,040,000)
Interest expense	(2,362,709)	(4,116,407)	(5,182,680)	(7,916,135)	(16,497,217)	(10,463,570)
Interest income	471	1,640	471	3,383	381,026	13,976
Liquidated damages	(1,109,369)	(621,619)	(1,364,003)	(1,167,674)	(1,487,577)	(728,516)
Gain upon debt extinguishment	5,716,697		5,716,697
Loss on conversion of convertible debt					(3,297,539)
Other (expenses) income					(279,133)	262
Total other expenses	2,605,183	(1,571,110)	(1,134,458)	(4,154,931)	(18,113,131)	(17,232,999)
Loss before income taxes	(20,656,558)	(23,161,329)	(46,119,863)	(45,937,953)	(89,021,131)	(58,042,496)
Income taxes					(210,832)	19,541,127
Net loss	$ (20,656,558)	$ (23,161,329)	$ (46,119,863)	$ (45,937,953)	(89,231,963)	(38,501,369)
Deemed dividend on convertible preferred stock					(15,642,595)
Net loss attributable to common stockholders					$ (104,874,558)	$ (38,501,369)
Basic and diluted net loss per common share	$ (0.09)	$ (0.59)	$ (0.20)	$ (1.17)	$ (2.28)	$ (1.04)
Weighted average number of common shares outstanding – basic and diluted	242,283,035	39,217,524	236,226,197	39,171,629	45,981,029	37,080,784